Stock-based compensation - Stock options movements (Details)			12 Months Ended
	Oct. 27, 2023 EquityInstruments	Apr. 12, 2022 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares $ / shares	Dec. 31, 2022 shares
Number of stock options
Balance at the beginning (in shares)			110,000	110,000
Exercised (in shares)	(10,000)		(10,000)	(10,000)	(10,000)
Balance at the end (in shares)			100,000	100,000	110,000
Weighted average exercise price
Exercised (in dollars per shares) | $ / shares			$ 2.23
Balance at the end (in dollars per shares) | $ / shares			$ 29.84
Number of options outstanding			100,000	100,000	110,000
Weighted average exercise price | $ / shares			$ 29.84	$ 29.84
Stock options
Weighted average exercise price
Granted		100,000
Stock options, one
Number of stock options
Balance at the end (in shares)			10,000	10,000
Weighted average exercise price
Balance at the end (in dollars per shares) | $ / shares				$ 2.23
Number of options outstanding			10,000	10,000
Weighted average exercise price | $ / shares
Stands for stock options, two
Number of stock options
Balance at the end (in shares)			100,000	100,000
Weighted average exercise price
Balance at the end (in dollars per shares) | $ / shares				$ 14.65
Number of options outstanding			100,000	100,000
Weighted average exercise price | $ / shares